Note 9 - Share Capital and Reserves (Details Textual)					12 Months Ended
	Aug. 06, 2020 CAD ($) $ / shares shares	Mar. 27, 2020 CAD ($) $ / shares shares	Dec. 11, 2018 $ / shares shares	Jun. 07, 2018 CAD ($) $ / shares shares	Dec. 31, 2020 CAD ($) $ / shares shares		Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($) $ / shares	Dec. 31, 2017 $ / shares
Statement Line Items [Line Items]
Payments for deferred share issue costs | $					$ 40,990
Issue of equity, private placement, number of units (in shares) | shares	3,100,000	5,509,658		9,440,000
Weighted average unit price (in CAD per share)	$ 0.65	$ 0.37		$ 1
Proceeds from issuing units | $	$ 2,015,000	$ 2,038,573		$ 9,440,000
Number of common shares issued per private placement unit (in shares) | shares	1	1		1
Number of warrants issued per private placement unit (in shares) | shares	1	1		0.5
Number of common shares purchasable from a warrant (in shares) | shares	1	1		1
Weighted average share price (in CAD per share)	$ 0.90	$ 0.50
Finders' fee | $	$ 52,341			$ 384,900
Share issue related cost | $	$ 108,674	$ 42,349		$ 216,659	$ 40,157			$ 17,282
Weighted average remaining contractual life of outstanding warrants (Year)							1 year 193 days	2 years 51 days	1 year 346 days
Stock options issuance limitations, maximum percentage of allowed issuable options					10.00%
Stock options issuance limitations, maximum percentage of allowed issuable options for services rendered					2.00%
Number of shares authorised (in shares) | shares					523,025
Stock option limitations, maximum amount of stock options exercisable during a 3 month period					25.00%
Weighted average exercise price of share options exercised in share-based payment arrangement (in CAD per share)					$ 0.85				$ 0.72
Weighted average remaining contractual life of outstanding share options (Year)					1 year 29 days		1 year 7 days	1 year 87 days	1 year 120 days
Expense from share-based payment transactions with employees | $					$ 1,784,500		$ 933,120	$ 1,308,740
Common shares issued in a cashless transaction [member]
Statement Line Items [Line Items]
Total number of shares issued (in shares) | shares					105,877
Top of range [member]
Statement Line Items [Line Items]
Option life, share options granted					5
Warrants [member]
Statement Line Items [Line Items]
Weighted average share price (in CAD per share)				$ 1.35
Finders' warrants [member]
Statement Line Items [Line Items]
Weighted average share price (in CAD per share)				$ 1.35
Maximum number of common shares purchasable from warrants (in shares) | shares				192,450
Warrants, fair value | $				$ 36,566
Third set of stock options expiring September 30, 2020 [member]
Statement Line Items [Line Items]
Number of share options exercised in share-based payment arrangement					150,000	[1]
Third set of stock options expiring September 30, 2020 [member] | Common shares issued in a cashless transaction [member]
Statement Line Items [Line Items]
Number of share options exercised in share-based payment arrangement					100,000
Weighted average exercise price of share options exercised in share-based payment arrangement (in CAD per share)					$ 0.79
Second set of stock options expiring September 30, 2020 [member]
Statement Line Items [Line Items]
Number of share options exercised in share-based payment arrangement					106,000	[1]
Second set of stock options expiring September 30, 2020 [member] | Common shares issued in a cashless transaction [member]
Statement Line Items [Line Items]
Number of share options exercised in share-based payment arrangement					68,000
Weighted average exercise price of share options exercised in share-based payment arrangement (in CAD per share)					$ 0.83
Stock options expiring December 13, 2020 [member]
Statement Line Items [Line Items]
Number of share options exercised in share-based payment arrangement					635,000	[1]
Stock options expiring December 13, 2020 [member] | Common shares issued in a cashless transaction [member]
Statement Line Items [Line Items]
Number of share options exercised in share-based payment arrangement					580,000
Weighted average exercise price of share options exercised in share-based payment arrangement (in CAD per share)					$ 0.86
Stock options expiring December 11, 2018 [member] | Common shares issued in a cashless transaction [member]
Statement Line Items [Line Items]
Number of share options exercised in share-based payment arrangement			552,000
Weighted average exercise price of share options exercised in share-based payment arrangement (in CAD per share)			$ 0.72
Total number of shares issued (in shares) | shares			64,094

[1]	In accordance with the Company's stock option plan, options holders exercised 100,000, 68,000 and 580,000 stock options on a cashless basis at an exercise price of $0.79, $0.83 and $0.86 respectively. The total number of shares issued in connection with the cashless exercise of options was 105,877.